Summary of Significant Accounting Policies and Practices - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Accounting Policies [Line Items]
Advertising cost	$ 430,400	$ 152,200	$ 124,500
Deferred rent , short term		1,100
Deferred rent , long term		9,700
Operating lease right-of-use assets	68,077	$ 0		$ 33,900
Deferred rent				10,800
Operating lease liabilities	81,612			$ 44,700
Minimum
Accounting Policies [Line Items]
Entry fees	0
Maximum
Accounting Policies [Line Items]
Entry fees	$ 10